Pensions and other long-term employee benefit plans, Breakdown of Net Defined-Benefit Liability (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit obligation [Abstract]
Pension plans	€ 100.7	€ 94.8
End of service benefits	30.4	25.3
Other long term benefits	6.4	3.2
NET DEFINED BENEFIT OBLIGATION	€ 137.5	€ 123.3	€ 133.2	€ 119.5